Segmented Information (Segment And Geographical Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	$ 5,160	$ 8,467	$ 8,870
Production and mineral taxes	105	198	217
Transportation and processing	1,231	1,193	1,100
Operating	794	866	827
Purchased product	349	635	739
Operating Cash Flow	2,681	5,575	5,987
Depreciation, depletion and amortization	1,956	2,282	2,008
Asset Impairment Charges	4,695	2,249
Operating Income (Loss), Total	(3,970)	1,044	3,979
Accretion of asset retirement obligation	53	50	46
Administrative	392	350	362
Interest	522	468	501
Foreign exchange (gain) loss, net	(107)	133	(251)
Other	1	21	2
Non-Operating Expenses	861	1,022	660
Net Earnings (Loss) Before Income Tax	(4,831)	22	3,319
Income tax expense (recovery)	(2,037)	17	976
Net Earnings (Loss)	(2,794)	5	2,343
Canadian Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	2,760	2,872	2,829
Production and mineral taxes	9	15	8
Transportation and processing	555	490	436
Operating	352	380	324
Operating Cash Flow	1,844	1,987	2,061
Depreciation, depletion and amortization	748	966	826
Asset Impairment Charges	1,822	2,249
Operating Income (Loss), Total	(726)	(1,228)	1,235
USA Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	3,365	4,022	4,275
Production and mineral taxes	96	183	209
Transportation and processing	652	728	662
Operating	377	444	472
Operating Cash Flow	2,240	2,667	2,932
Depreciation, depletion and amortization	1,102	1,226	1,094
Asset Impairment Charges	2,842
Operating Income (Loss), Total	(1,704)	1,441	1,838
Market Optimization [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	419	703	797
Operating	48	40	34
Purchased product	349	635	739
Operating Cash Flow	22	28	24
Depreciation, depletion and amortization	12	12	11
Operating Income (Loss), Total	10	16	13
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	(1,384)	870	969
Transportation and processing	24	(25)	2
Operating	17	2	(3)
Operating Cash Flow	(1,425)	893	970
Depreciation, depletion and amortization	94	78	77
Asset Impairment Charges	31
Operating Income (Loss), Total	$ (1,550)	$ 815	$ 893